Condensed Consolidated Statements of Stockholder's Equity (Unaudited) - USD ($)	Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] Noncontrolling Interest [Member]	Previously Reported [Member] Retained Earnings [Member]	Previously Reported [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020						$ 10	$ (10)		$ 2,271,431	$ 2,271,431
Beginning balance, shares at Dec. 31, 2020						10,000
Net loss									(29,007)	(29,007)
Ending balance, value at Mar. 31, 2021						$ 10	(10)		2,242,424	2,242,424
Ending balance, shares at Mar. 31, 2021						10,000
Beginning balance, value at Dec. 31, 2020						$ 10	(10)		2,271,431	2,271,431
Beginning balance, shares at Dec. 31, 2020						10,000
Net loss										(30,184)
Ending balance, value at Jun. 30, 2021						$ 10	(10)		2,241,247	2,241,247
Ending balance, shares at Jun. 30, 2021						10,000
Beginning balance, value at Mar. 31, 2021						$ 10	(10)		2,242,424	2,242,424
Beginning balance, shares at Mar. 31, 2021						10,000
Net loss									(1,177)	(1,177)
Ending balance, value at Jun. 30, 2021						$ 10	(10)		2,241,247	2,241,247
Ending balance, shares at Jun. 30, 2021						10,000
Beginning balance, value at Sep. 20, 2021
Beginning balance, shares at Sep. 20, 2021
Issuance of common stock to investors	$ 10	(10)
Issuance of common stock to investors, shares	10,000
Net loss			(128,860)	(514,373)	(643,233)
Ending balance, value at Dec. 31, 2021	$ 10	(10)	(128,860)	(514,373)	(643,233)	$ 10	(10)	(128,860)	2,300,212	2,171,352
Ending balance, shares at Dec. 31, 2021	10,000					10,000
Net loss								(126,754)	(1,010,390)	(1,137,144)
Ending balance, value at Mar. 31, 2022						$ 10	(10)	(255,614)	1,289,822	1,034,208
Ending balance, shares at Mar. 31, 2022						10,000
Beginning balance, value at Dec. 31, 2021	$ 10	$ (10)	$ (128,860)	$ (514,373)	$ (643,233)	$ 10	(10)	(128,860)	2,300,212	2,171,352
Beginning balance, shares at Dec. 31, 2021	10,000					10,000
Net loss										(4,593,901)
Ending balance, value at Jun. 30, 2022						$ 21,815	15,533,733	(347,922)	(2,074,627)	13,132,999
Ending balance, shares at Jun. 30, 2022						21,815,166
Beginning balance, value at Mar. 31, 2022						$ 10	(10)	(255,614)	1,289,822	1,034,208
Beginning balance, shares at Mar. 31, 2022						10,000
Issuance of common stock to investors						$ 1,500	11,998,500			12,000,000
Issuance of common stock to investors, shares						1,500,000
Net loss								(92,308)	(3,364,449)	(3,456,757)
Exercise of warrants						1,500	(500)			1,000
Exercise of warrants, shares						1,499,923
Issuance of common stock to shareholders upon distribution from Vinco Ventures, Inc.						$ 18,805	(18,805)
Issuance of common stock to shareholders upon distribution from Vinco Ventures, Inc. shares						18,805,243
Issuance of warrants to noteholders and placement agent							3,905,548			3,905,548
Offering costs							(960,000)			(960,000)
Share-based compensation							609,000			609,000
Ending balance, value at Jun. 30, 2022						$ 21,815	$ 15,533,733	$ (347,922)	$ (2,074,627)	$ 13,132,999
Ending balance, shares at Jun. 30, 2022						21,815,166